Form N-1A Supplement	Jun. 27, 2025
Prospectus [Line Items]
Supplement to Prospectus [Text Block]	REX-OSPREY™ ETH + STAKING ETF (ESK)
REX-OSPREY™ SOL + STAKING ETF (SSK)
Each listed on the Cboe BZX Exchange, Inc.

(each a “Fund” and collectively, the “Funds”)
Each a series of
ETF Opportunities Trust

Supplement dated January 22, 2026
to the Prospectus
dated June 27, 2025, as amended September 1, 2025
as supplemented from time to time

The changes described below are being made to the Prospectus.